Employee Benefit Obligations - Summary of Assumptions Used in Actuarial Calculation of Defined Benefits (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure For Actuarial Assumptions [Abstract]
Discount rates used	5.00%	4.70%	4.95%
Expected rate of salary increases	4.00%	4.00%	4.00%
Mortality tables	CB-H-2014 y RV-M-2014	CB-H-2014 and RV-M-2014	RV 2009
Expected rotation rate	3.80%	4.70%	7.00%